CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021
ASSETS
Investments, at fair value:	$ 20,087,500	$ 14,098,675
Cash	71,020	1,936,148
Note receivable	250,000	250,000
Prepaid expenses	29,658	83,674
Interest and dividend receivables	562,993	324,350
Right-of-use lease asset		4,984
Total Assets	21,001,171	16,697,831
LIABILITIES
Line of credit	5,325,000
Accounts payable	104,911	64,028
Dividend payable	100	100
Payable for purchase of investments		1,900,000
Lease liability		5,654
Deferred interest income	272,000
Accrued income tax	1,434,000	1,269,000
Deferred taxes	39,000	45,000
Total Liabilities	7,175,011	3,283,782
SHAREHOLDERS EQUITY (NET ASSETS)
Common stock, par value $0.001 per share (250,000,000 authorized; 10,790,413 and 10,786,913 outstanding)	10,790	10,790
Additional paid-in capital	10,694,163	10,694,163
Accumulated deficit	(1,159,665)	(1,159,665)
Accumulated undistributed investment loss	(1,582,279)	(1,877,667)
Accumulated undistributed net realized gains on investment transactions	5,719,580	5,580,810
Net unrealized appreciation in value of investments	143,571	165,618
Total Shareholders' Equity (net assets)	13,826,160	13,414,049
Total Liabilities and Shareholders' Equity	$ 21,001,171	$ 16,697,831
Net Asset Value Per Common Share	$ 1.28	$ 1.24